SHAREHOLDERS' EQUITY (Details)	1 Months Ended																			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended				9 Months Ended		9 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended		9 Months Ended				12 Months Ended
	Jul. 30, 2012	Aug. 27, 2012	Jul. 31, 2012	Dec. 29, 2011	Oct. 31, 2011	Oct. 31, 2010	Sep. 28, 2010	Jul. 19, 2010	Nov. 12, 2004	Jul. 31, 2012 Minimum [Member]	Oct. 31, 2011 Minimum [Member]	Oct. 31, 2010 Minimum [Member]	Jul. 31, 2012 Maximum [Member]	Oct. 31, 2011 Maximum [Member]	Oct. 31, 2010 Maximum [Member]	Oct. 31, 2011 Vendor & Other [Member] Minimum [Member]	Oct. 31, 2011 Vendor & Other [Member] Maximum [Member]	Jul. 31, 2012 Placement Agent Convertible Debt Financing [Member]	Jul. 31, 2011 Placement Agent Convertible Debt Financing [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] 2007 Securities Purchase Agreement [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] 2007 Securities Purchase Agreement [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] May 2011 Convertible Debt Financing [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] May 2011 Convertible Debt Financing [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] October 2011 Convertible Debt Financing [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] October 2011 Convertible Debt Financing [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] December 2011 Convertible Debt Financing [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] May 2012 Convertible Debt Financing [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] Bridge Notes [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Bridge Notes [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] Bridge Notes [Member] Minimum [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Bridge Notes [Member] Minimum [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] Bridge Notes [Member] Maximum [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Bridge Notes [Member] Maximum [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] Vendor & Other [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Vendor & Other [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member] Minimum [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member] Maximum [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] ?July 2012 Warrant Exchanges [Member]	Jul. 31, 2012 Common Stock Purchase Warrant [Member] Optimus Preferred Stock Agreement (04/04/2011) [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Optimus Preferred Stock Agreement (04/04/2011) [Member]
Common Stock To Be Purchased In Exchange Of Unissued Warrants	34,791,156																			Common Stock Purchase Warrant (2)		Common Stock Purchase Warrant		Common Stock Purchase Warrant		Common Stock Purchase Warrant	Common Stock Purchase Warrant	Common Stock Purchase Warrant						Common Stock Purchase Warrant		Common Stock Purchase Warrant				Exchange warrants nonexercisable	Common Stock Purchase Warrant
Class of Warrant or Right, Exercise Price of Warrants or Rights		0.15	0.15	0.15	0.15	0.15	0.17	0.25	0.40	0.15	0.15	0.15	0.17	0.1952	0.287	0.15	0.1952			0.15	0.15	0.15	0.15	0.15	0.15	0.15	0.15			0.15	0.15	0.17	0.17	0.15		0.15	0.15
Class of Warrant or Right, Outstanding			114,738,770		137,841,857													25,560,000	25,560,000	50,660,663	47,090,487	3,578,949	23,593,122	1,453,553	7,754,902	2,213,234	2,777,777	24,712,208	22,630,101					46,956	446,956	3,735,430	2,804,776			34,791,156	25,560,000	25,560,000
Expiration Date																				Oct-12	August October 2012	May-14	May 2014	Oct-14	October 2014	January 2015	May-17			January 2013		April 2015		N/A	February 2012			May 2014	November 2015		April 2014	April 2014